Consolidated Statements of Comprehensive (Loss)/Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Operating revenue, net	¥ 2,801,768	$ 406,218	¥ 3,205,914	¥ 3,027,948
Operating costs and expenses
Operating costs	(1,019,362)	(147,794)	(1,054,475)	(742,258)
Sales and marketing expenses	(624,478)	(90,541)	(3,104,769)	(2,130,535)
General and administrative expenses	(388,651)	(56,349)	(530,522)	(407,171)
Research and development expenses	(291,290)	(42,233)	(378,990)	(244,230)
Total operating costs and expenses	(2,323,781)	(336,917)	(5,068,756)	(3,524,194)
Operating (loss)/profit	477,987	69,301	(1,862,842)	(496,246)
Other income/(expenses)
Interest income	81,713	11,847	48,662	26,515
Fair value change of warrant				(150,685)
Foreign currency exchange (loss)/gain	4,064	589	9,349	(1,335)
Others, net	66,929	9,704	9,764	8,052
(Loss)/profit before income tax, and share of results of equity method investee	630,693	91,441	(1,795,067)	(613,699)
Income tax (expense)/benefit	(22,976)	(3,331)	220,987	(50,155)
Share of results of equity method investee				(15)
Net (loss)/profit attributable to Waterdrop Inc.	607,717	88,110	(1,574,080)	(663,869)
Deemed dividend on modification on preferred shares				(67,975)
Deemed dividend upon issuance of warrants				(90,268)
Preferred shares redemption value accretion	0		(152,287)	(285,668)
Net (loss)/profit attributable to ordinary shareholders	607,717	88,110	(1,726,367)	(1,107,780)
Other comprehensive (loss)/income
Foreign currency translation adjustment	129,563	18,785	(36,640)	(14,008)
Unrealized gains on available for sale investments, net of tax	174	25	192	1,724
Total comprehensive (loss)/income	¥ 737,454	$ 106,920	¥ (1,610,528)	¥ (676,153)
Weighted average number of ordinary shares used in computing net (loss)/profit per share
Basic | shares	3,921,388,720	3,921,388,720	2,990,507,749	1,174,583,516
Diluted | shares	4,022,467,160	4,022,467,160	2,990,507,749	1,174,583,516
Net (loss)/profit per share attributable to ordinary shareholders
Basic | (per share)	¥ 0.15	$ 0.02	¥ (0.58)	¥ (0.94)
Diluted | (per share)	¥ 0.15	$ 0.02	¥ (0.58)	¥ (0.94)